Redeemable Convertible Preferred Shares and Detachable Forward Sale Contract Liability - Schedule of Movement of the Preferred Shares (Details) - Series A Convertible Preferred Shares [Member]
shares in Thousands, $ in Thousands
12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule of Movement of the Preferred Shares [Line Items]
Balance as of Shares | shares
Balance as of Amount | $
Issuance of the Preferred Shares, Shares | shares	2,750
Issuance of the Preferred Shares, Amount | $	$ 1,241
Accrual of redeemable convertible preferred shares dividends, Shares | shares
Accrual of redeemable convertible preferred shares dividends, Amount | $	$ 25
Foreign exchange impact, Shares | shares
Foreign exchange impact, Amount | $	$ (4)
Balance as of Shares | shares	2,750
Balance as of Amount | $	$ 1,262